Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of Accrued Expenses And Other Current Liabilities

Accrued expenses and other current liabilities consist of:

	December 31,
	2017	2018
Accrued bonus	$3,310,964	$1,889,145
Accrued professional service fees	498,066	450,015
Withholding individual income tax-option exercise	36,696	36,696
Value added taxes and other taxes payable	66,288	(20,502)
Accrued raw data cost	97,896	470,664
Accrued bandwidth cost	115,486	180,151
Accrued welfare benefits	419,230	69,306
Deposit payable (i)	3,032,812	—
Amount due to Yinglibao	170,058	—
Accrued sales service fees	121,086	272,849
Others	2,085,113	8,379,911
	$9,953,695	$11,728,235

(i)

Deposit payable is the deposit in bank accounts for providing guarantee to perform the contract obligation related to “Yinglibao”, an internet-based financial platform that integrates cash management solutions and mutual fund distribution.